Schedule of subsidiaries of the company (Details)	12 Months Ended
Dec. 31, 2025
Subsidiary One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Name of entity	IFSC Pte. Ltd. (“IFSC”)
Date of incorporation	Mar. 18, 2016
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal Activities	Sale of facilities management software
Subsidiary Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Name of entity	Gaussian Robotics Pte. Ltd.
Date of incorporation	May 18, 2017
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal Activities	Provision of trading and maintenance of robotic equipment
Subsidiary Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Name of entity	Simpple Pte. Ltd.
Date of incorporation	Oct. 13, 2020
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal Activities	Research and experimental development on environment and clean technologies
Subsidiary Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Name of entity	Simpple Australia Pty Ltd
Date of incorporation	Sep. 06, 2023
Percentage of direct or indirect interests	100.00%
Place of incorporation	Australia
Principal Activities	Sale of facilities management software